INCOME TAX (CREDIT)/EXPENSE (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective tax rate
Loss before taxation	$ (23,183)	$ (39,875)	$ (42,140)
As a percentage of loss before tax:
Current tax	(0.51%)	1.14%	(0.69%)
Total (current and deferred)	(2.26%)	(3.05%)	(8.44%)